Warrant Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Warrant Liabilities
Schedule of range and weighted-average of the significant unobservable inputs used to fair value Level 3 recurring liabilities along with the valuation techniques used

	March 26, 2021	December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$15.96	$22.76
Volatility	42.6%	41.4%
Term (years)	4.77	5.0
Risk-free interest rate	0.76%	0.37%

			Observable (O) or
	Fair Value	Valuation	Unobservable (U)	Range
	(in thousands)	Technique	Input	(Weighted-Average)

Earnout interests liability	$351,048	Option pricing model	Share price (O)	$21.51 - $21.65
			Volatility (U)	54.6%
			Term (U)	2.99 years
			Risk-free rate (O)	0.17%